UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2013

Date of reporting period:	10/31/2012

Item 1. Schedule of Investments

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund

Schedule of Investments

as of October 31, 2012 (Unaudited)

Principal Amount (000)	Description	Value
Banker’s Acceptance — 0.1%
$ 25,000	U.S. Bank National Association 0.501%, 11/19/12(a)	$ 24,993,750

Certificates of Deposit — 10.5%
181,500	Bank of Nova Scotia (Houston Branch) 0.214%, 10/16/13(b)	181,523,893
49,500	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.340%, 11/05/12	49,500,000
170,000	0.350%, 11/20/12	170,000,000
50,000	0.410%, 11/19/12	50,005,244
50,000	Branch Banking and Trust Co. 0.240%, 01/24/13	50,000,000
264,700	0.270%, 11/30/12	264,700,000
177,000	Canadian Imperial Bank of Commerce 0.373%, 01/30/13(b)	177,000,000
49,000	0.734%, 11/21/12(b)	49,006,760
196,000	Credit Suisse (NY Branch) 0.713%, 01/30/13(b)	196,000,000
125,000	0.815%, 07/25/13(b)	125,000,000
234,000	DNB Bank ASA 0.240%, 01/02/13	234,000,000
23,000	Mizuho Corp. Bank (USA) 0.340%, 11/01/12	23,000,000
30,000	0.340%, 11/21/12	30,002,164
46,000	Nordea Bank Finland (NY Branch) 0.858%, 03/08/13(b)	46,043,120
70,000	Rabobank Nederland (NY Branch) 0.592%, 05/04/13(b)	69,996,865
174,000	0.593%, 05/02/13(b)	173,995,662
279,600	Royal Bank of Canada (NY Branch) 0.397%, 07/11/13(b)	279,600,000
231,600	Societe Generale 0.300%, 12/03/12	231,600,000
250,000	State Street Bank & Trust Co. 0.200%, 01/02/13	250,000,000
148,000	Sumitomo Mitsui Banking Corp. 0.310%, 12/11/12	148,000,000
117,000	Sumitomo Mitsui Trust Bank Ltd. (NY Branch) 0.350%, 11/08/12	117,003,181
78,000	Svenska Handelsbanken AB 0.245%, 01/22/13	78,000,000
270,600	0.245%, 01/25/13	270,603,192
260,650	Toronto Dominion Bank 0.314%, 07/26/13(b)	260,650,000
13,950	Westpac Banking Corp. 0.622%, 02/06/13(b)	13,957,599

		3,539,187,680

Commercial Paper — 13.5%
20,000	ABB Treasury Center USA, Inc., 144A 0.280%, 12/03/12(a)	19,995,022
147,000	ABN AMRO Funding USA LLC, 144A 0.451%, 01/03/13(a)	146,884,237
52,000	0.471%, 01/11/13(a)	51,951,799
52,000	0.481%, 01/16/13(a)	51,947,307
120,000	BHP Billiton Finance (USA) Ltd., 144A 0.200%, 11/08/12(a)	119,995,333
132,679	0.200%, 11/13/12(a)	132,670,155
25,000	0.200%, 11/14/12(a)	24,998,195
94,000	0.200%, 11/28/12(a)	93,985,900
100,000	Commonwealth Bank of Australia, 144A 0.230%, 01/29/13(a)	99,943,139
273,500	Credit Agricole North America, Inc. 0.350%, 11/02/12(a)	273,497,341

274,600	DNB Bank ASA, 144A 0.519%, 09/20/13(b)	274,600,000
75,000	Electricite de France, 144A 0.430%, 01/03/13(a)	74,943,563
192,500	0.430%, 01/11/13(a)	192,336,749
97,000	GDF Suez, 144A 0.270%, 01/14/13(a)	96,946,165
105,000	0.270%, 01/24/13(a)	104,933,850
70,600	0.270%, 01/28/13(a)	70,553,404
76,500	GlaxoSmithKline Finance PLC, 144A 0.200%, 11/08/12(a)	76,497,025
40,000	HSBC USA, Inc. 0.250%, 01/23/13(a)	39,976,944
238,600	0.310%, 11/14/12(a)	238,573,290
65,000	0.310%, 11/20/12(a)	64,989,365
60,000	0.310%, 11/21/12(a)	59,989,667
248,600	ING US Funding LLC 0.325%, 12/10/12(a)	248,512,472
274,500	JPMorgan Chase & Co. 0.366%, 03/11/13(b)	274,500,000
80,003	Old Line Funding LLC, 144A 0.200%, 11/02/12(a)	80,002,556
46,000	Reckitt Benckiser Treasury Services PLC, 144A 0.180%, 12/10/12(a)	45,991,030
69,000	Sanofi Aventis, 144A 0.200%, 11/06/12(a)	68,998,083
76,600	0.200%, 12/20/12(a)	76,579,148
200,000	Siemens Capital Co. LLC, 144A 0.190%, 12/13/12(a)	199,955,667
50,000	Skandinaviska Enskilda Banken AB, 144A 0.330%, 11/28/12(a)	49,987,625
200,000	0.350%, 11/09/12(a)	199,984,444
82,000	Standard Chartered Bank, 144A 0.401%, 11/13/12(a)	81,989,067
138,600	State Street Corp. 0.200%, 11/26/12(a)	138,580,750
75,000	Sumitomo Mitsui Trust Bank Ltd., 144A 0.210%, 11/30/12(a)	74,987,312
68,000	Swedbank AB 0.275%, 02/26/13(a)	67,939,225
57,600	0.305%, 11/29/12(a)	57,586,336
150,000	0.305%, 11/30/12(a)	149,963,146
128,000	Toyota Motor Credit Corp. 0.250%, 12/11/12(a)	127,964,444
316,600	U.S. Bank National Association 0.170%, 12/12/12	316,600,000

		4,570,329,755

Loan Participations — 0.7%
50,000	Archer Daniels Midland Co. 0.210%, 11/05/12	50,000,000
50,000	0.210%, 11/06/12(c)	50,000,000
35,000	0.230%, 11/07/12(c)	35,000,000
50,000	0.230%, 11/08/12(c)	50,000,000
50,000	0.230%, 11/09/12(c)	50,000,000

		235,000,000

Municipal Bonds — 2.6%
14,700	CA St. Econ. Recovery, Ser. C-4, F.R.D.D. 0.210%, 07/01/23(b)	14,700,000
47,000	CO St. Hsg. & Fin. Auth. Emp. Comp. Fd., Spl. Rev., Ser. B 0.450%, 05/15/13	47,000,000
55,710	Fairfax Cnty. VA Indl. Dev. Auth. Rev., Inova Hlth. Sys. Proj., Ser. A-2, F.R.W.D. 0.200%, 05/15/35(b)	55,710,000
17,200	Gulf Coast TX Waste Disp. Auth., ExxonMobil Proj., F.R.D.D. 0.220%, 06/01/20(b)	17,200,000
2,000	0.220%, 10/01/24(b)	2,000,000
25,000	0.230%, 12/01/25(b)	25,000,000
5,500	IN St. Fin. Auth. Rev., Ascension Hlth. Sr. Credit Grp., Ser. E4, F.R.W.D. 0.200%, 11/15/36(b)	5,500,000

85,880	MA St. Hlth. & Edl. Facs. Auth. Rev., MIT J-2, F.R.W.D. 0.180%, 07/01/31(b)	85,880,000
35,700	MS St. Bus. Fin. Corp., Gulf Opp. Zone, Rev., Chevron USA, Inc. Proj., F.R.W.D. Ser. D, 0.210%, 11/01/35(b)	35,700,000
24,120	Ser. E, 0.230%, 12/01/30(b)	24,120,000
22,700	Ser. F, 0.230%, 11/01/35(b)	22,700,000
44,200	Ser. G, 0.230%, 11/01/35(b)	44,200,000
4,000	NY St. Urban Dev. Corp. Rev. Taxable, St. Pers. Income Tax, Ser. B 1.560%, 12/15/12	4,005,833
7,995	NY Taxable, Ser. D 4.500%, 11/01/12	7,995,000
20,000	PA St. Econ. Dev. Fing. Auth. Unemployment Comp. Rev., Ser. C, F.R.W.D. 0.200%, 07/01/24(b)	20,000,000
116,200	Port Auth. NY & NJ Txbl. Consol. Nts., Ser. ZZ 1.000%, 12/01/12	116,266,280
25,000	Univ. of TX Perm. Univ. Fd., 0.140%, 02/04/13	24,996,010
3,250	0.150%, 11/05/12	3,249,982
9,750	0.150%, 11/05/12	9,749,946
4,500	0.150%, 11/06/12	4,499,969
25,000	0.160%, 03/04/13	24,993,971
25,000	0.170%, 04/02/13	24,992,483
25,000	Univ. of TX Perm. Univ. Fd., Ser.A., F.R.W.D. 0.210%, 01/02/13	25,000,000
47,800	Ser.B., F.R.W.D. 0.190%, 07/01/37(b)	47,799,634
66,300	Univ. of TX Perm. Fing. Sys., Ser. B, F.R.W.D. 0.170%, 08/01/39(b)	66,300,000
27,195	0.190%, 08/01/34, Rfdg.(b)	27,194,791
19,370	Valdez AK Marine Term. Rev., Exxon Pipeline Co. Proj., F.R.D.D. 0.220%, 12/01/29(b)	19,370,000
26,615	0.230%, 12/01/33(b)	26,615,000
34,265	0.230%, 12/01/33(b)	34,265,000
3,500	Wichita KS Hosp. Fac. Rev., Christi Hlth. Sys., III, Ser. B-1, F.R.D.W. 0.240%, 11/15/39(b)	3,500,000

		870,503,899

Other Corporate Obligations — 1.6%
141,500	Metlife Institutional Funding II, 144A 0.605%, 04/03/13(b)	141,500,000
165,750	Toyota Motor Credit Corp., MTN 0.505%, 04/03/13(b)	165,750,000
96,750	0.638%, 11/09/12(b)	96,750,000
131,500	Wachovia Corp., MTN 2.215%, 05/01/13(b)	132,619,293
5,768	5.500%, 05/01/13	5,911,561

		542,530,854

Time Deposits — 2.3%
261,877	Credit Agricole SA 0.220%, 11/01/12	261,877,000
508,000	U.S. Bank National Association 0.150%, 11/01/12	508,000,000

		769,877,000

U.S. Government Agency Obligations — 37.4%
20,000	Federal Farm Credit Bank 0.150%, 03/26/13(a)	19,987,917
145,000	0.152%, 09/19/13(b)	144,987,050
37,305	0.202%, 11/19/13(b)	37,316,982
9,540	0.271%, 06/26/13(b)	9,546,351
328,000	Federal Home Loan Bank 0.110%, 01/17/13(a)	327,922,829
158,000	0.120%, 01/14/13(a)	157,961,027
77,000	0.120%, 01/15/13(a)	76,980,750

50,000	0.120%, 02/01/13(a)	49,984,667
183,000	0.120%, 02/08/13(a)	182,939,610
303,000	0.123%, 01/09/13(a)	302,928,366
387,600	0.138%, 01/11/13(a)	387,494,892
498,000	0.139%, 01/25/13(a)	497,836,304
233,000	0.140%, 11/28/12(a)	232,975,535
125,000	0.140%, 11/30/12(a)	124,985,903
382,500	0.141%, 01/16/13(a)	382,386,018
119,500	0.145%, 01/18/13(a)	119,462,457
302,017	0.151%, 01/23/13(a)	301,911,665
112,350	0.154%, 04/04/13(b)	112,326,358
30,000	0.181%, 04/25/13(b)	29,997,231
195,000	0.190%, 11/23/12(a)	194,977,358
193,000	0.195%, 04/25/13(b)	193,000,000
349,000	0.201%, 09/19/13(b)	348,918,242
46,670	0.228%, 08/13/13(b)	46,653,607
197,600	Federal Home Loan Mortgage Corp. 0.120%, 01/08/13(a)	197,555,211
339,000	0.120%, 01/15/13(a)	338,915,250
197,000	0.130%, 11/15/12(a)	196,990,041
98,000	0.130%, 12/04/12(a)	97,988,322
65,000	0.130%, 12/18/12(a)	64,988,968
612,600	0.130%, 01/29/13(a)	612,403,740
197,000	0.130%, 02/12/13(a)	196,926,727
468,000	0.133%, 11/14/12(a)	467,977,488
790,200	0.138%, 11/27/12(a)	790,121,360
158,000	0.140%, 11/20/12(a)	157,988,326
195,000	0.140%, 02/20/13(a)	194,915,825
119,000	0.150%, 11/13/12(a)	118,994,050
385,000	0.150%, 02/26/13(a)	384,812,312
116,000	0.150%, 03/19/13(a)	115,933,300
188,000	0.150%, 03/26/13(a)	187,886,417
565,000	0.154%, 11/02/12(b)	565,000,402
601,000	0.154%, 09/13/13(b)	600,890,160
47,000	0.164%, 06/03/13(b)	47,000,155
83,000	0.164%, 06/17/13(b)	83,000,524
130,000	0.170%, 01/07/13(a)	129,958,869
33,000	0.175%, 01/17/13(a)	32,987,648
180,540	1.375%, 01/09/13	180,936,264
358,000	Federal National Mortgage Association 0.129%, 01/14/13(a)	357,905,157
388,000	0.135%, 02/19/13(a)	387,839,950
317,000	0.140%, 12/17/12(a)	316,943,292
609,000	0.150%, 02/14/13(a)	608,733,562
194,000	0.150%, 05/01/13(a)	193,853,692
82,000	0.160%, 01/02/13(a)	81,977,404
94,500	0.170%, 01/23/13(a)	94,462,961
173,164	0.176%, 01/09/13(a)	173,105,535
176,553	0.375%, 12/28/12	176,602,989
200,000	1.750%, 02/22/13	200,964,252

		12,640,041,272

U.S. Treasury Obligations — 6.7%
	U.S. Treasury Bills
195,000	0.106%, 01/10/13(a)	194,959,808
403,000	0.107%, 01/24/13(a)	402,899,252
233,600	0.113%, 01/31/13(a)	233,533,570
50,000	0.120%, 02/28/13(a)	49,980,167
550,000	0.140%, 02/07/13(a)	549,791,206
180,000	0.140%, 03/21/13(a)	179,902,000
	U.S. Treasury Notes
77,500	0.500%, 11/30/12	77,519,768
474,500	1.375%, 01/15/13	475,677,962
113,700	2.875%, 01/31/13	114,456,729

		2,278,720,462

Repurchase Agreements(d) — 25.3%
659,000	Barclays Capital, Inc. 0.260%, dated 10/31/12, due 11/07/12 in the amount of $659,033,316 (cost $659,000,000)	659,000,000
392,273	BNP Paribas Securities Corp. 0.200%, dated 10/26/12, due 11/02/12 in the amount of $392,288,255 (cost $392,273,000)	392,273,000

525,000	0.220%, dated 10/29/12, due 11/05/12 in the amount of $525,022,458 (cost $525,000,000)	525,000,000
683,900	0.240%, dated 10/31/12, due 11/07/12 in the amount of $683,931,915 (cost $683,900,000)	683,900,000
394,000	Deutsche Bank Securities, Inc. 0.200%, dated 10/03/12, due 11/05/12 in the amount of $394,072,233 (cost $394,000,000)	394,000,000
200,000	0.220%, dated 10/11/12, due 11/13/12 in the amount of $200,040,333 (cost $200,000,000(c)	200,000,000
427,000	0.250%, dated 10/29/12, due 11/05/12 in the amount of $427,020,757 (cost $427,000,000)	427,000,000
393,500	0.250%, dated 10/31/12, due 11/07/12 in the amount of $396,519,128 (cost $393,500,000)	393,500,000
227,500	Goldman Sachs & Co. 0.190%, dated 10/26/12, due 11/02/12 in the amount of $227,508,405 (cost $227,500,000)	227,500,000
213,583	0.250%, dated 10/29/12, due 11/05/12 in the amount of $213,593,383 (cost $213,583,000)	213,583,000
393,500	0.250%, dated 10/31/12, due 11/07/12 in the amount of $393,519,128 (cost $393,500,000)	393,500,000
114,798	HSBC Securities (USA), Inc. 0.350%, dated 10/31/12, due 11/01/12 in the amount of $114,799,116 (cost $114,798,000)	114,798,000
200,000	JPMorgan Securities, Inc. 0.190%, dated 10/02/12, due 11/05/12 in the amount of $200,035,889 (cost $200,000,000)	200,000,000
25,000	0.200%, dated 10/26/12, due 11/26/12 in the amount of $25,004,306 (cost $25,000,000)(c)	25,000,000
50,000	0.200%, dated 10/24/12, due 11/26/12 in the amount of $50,009,167 (cost $50,000,000)(c)	50,000,000
392,200	Morgan Stanley & Co., Inc. 0.220%, dated 10/26/12, due 11/02/12 in the amount of $392,216,777 (cost $392,000,000)	392,200,000
642,000	0.250%, dated 10/31/12, due 11/07/12 in the amount of $642,031,208 (cost $642,000,000)	642,000,000
400,000	0.350%, dated 10/31/12, due 11/01/12 in the amount of $400,003,889 (cost $400,000,000)	400,000,000
392,200	RBS Securities, Inc. 0.220%, dated 10/26/12, due 11/02/12 in the amount of $392,216,777 (cost $392,200,000)	392,200,000
100,000	0.240%, dated 10/25/12, due 11/01/12 in the amount of $100,004,667 (cost $100,000,000)	100,000,000
118,185	0.350%, dated 10/31/12, due 11/01/12 in the amount of $118,186,149 (cost $118,185,000)	118,185,000
196,500	UBS Securities LLC 0.200%, dated 10/19/12, due 11/19/12 in the amount of $196,533,842 (cost $196,500,000)(c)	196,500,000
390,600	0.220%, dated 10/24/12, due 11/26/12 in the amount of $390,678,771 (cost $390,600,000)(c)	390,600,000
589,000	0.250%, dated 10/31/12, due 11/06/12 in the amount of $589,024,542 (cost $589,000,000)	589,000,000
393,500	0.250%, dated 10/31/12, due 11/07/12 in the amount of $393,519,128 (cost $393,500,000)	393,500,000
20,000	0.360%, dated 10/31/12, due 11/01/12 in the amount of $20,000,200 (cost $20,000,000)	20,000,000

		8,533,239,000

	TOTAL INVESTMENTS — 100.7% (amortized cost $34,004,423,672)(e)	34,004,423,672
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7%)	(231,005,215)

	NET ASSETS — 100.0%	$33,773,418,457

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

F.R.D.D. —Floating Rate (Daily) Demand

F.R.W.D. —Floating Rate (Weekly) Demand

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012
(c)	Indicates a security that has been deemed illiquid
(d)	Repurchase agreements are collateralized by the following U.S. Government Agency, U.S. Treasury and other FDIC guaranteed securities, with the aggregate value, including accrued interest, of $8,708,622,271:

Issue	Coupon Rate	Maturity Dates
FHLMC	0.50% - 8.50%	10/15/13 - 11/01/42
FNMA	0.48% - 11.50%	02/01/13 - 02/01/52
GMAC LLC	0.38%	12/19/12
GNMA	2.50% - 6.50%	04/15/15 - 10/20/58
U.S. Treasury Securities	0.00% - 8.50%	12/06/12 - 02/15/40

(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Banker’s Acceptance	$—	$24,993,750	$—
Certificates of Deposit	—	3,539,187,680	—
Commercial Paper	—	4,570,329,755	—
Loan Participations	—	235,000,000	—
Municipal Bonds	—	870,503,899	—
Other Corporate Obligations	—	542,530,854	—
Time Deposits	—	769,877,000	—
U.S. Government Agency Obligations	—	12,640,041,272	—
U.S. Treasury Obligations	—	2,278,720,462	—
Repurchase Agreements	—	8,533,239,000	—

Total	$—	$34,004,423,672	$—

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 88.2%
ASSET-BACKED SECURITIES — 33.7%
Non-Residential Mortgage-Backed Securities — 17.0%
Ally Auto Receivables Trust, Ser. 2011-3, Class A2(a)	Aaa	0.334%	01/15/14	$ 340	$ 339,600
Ser. 2011-5, Class A3	AAA(b)	0.990	11/15/15	8,900	8,968,975
Ser. 2012-1, Class A3	Aaa	0.930	02/16/16	8,000	8,055,408
Ser. 2012-2, Class A3	Aaa	0.740	04/15/16	13,975	14,040,012
Ser. 2012-3, Class A2	Aaa	0.700	01/15/15	13,000	13,034,476
American Express Credit Account Master Trust, Ser. 2008-6, Class A(a)	Aaa	1.414	02/15/18	11,840	12,202,328
Ser. 2010-1, Class A(a)	Aaa	0.464	11/15/15	3,000	3,003,183
Ser. 2011-1, Class A(a)	Aaa	0.384	04/17/17	16,595	16,631,293
Ser. 2012-3, Class A(a)	AAA(b)	0.364	03/15/18	20,200	20,200,566
BA Credit Card Trust, Ser. 2007-A3, Class A3(a)	Aaa	0.234	11/15/16	1,000	999,247
Ser. 2007-A4, Class A4(a)	Aaa	0.254	11/15/19	6,227	6,159,605
Bank of America Auto Trust, Ser. 2012-1, Class A3	Aaa	0.780	06/15/16	12,100	12,166,514
BMW Vehicle Lease Trust, Ser. 2012-1, Class A2	Aaa	0.590	06/20/14	15,000	15,035,865
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(b)	1.740	04/15/14	995	996,248
Ser. 2011-3, Class A3	Aaa	1.070	06/15/16	11,000	11,099,341
Ser. 2012-1, Class A3	AAA(b)	0.890	09/15/16	11,000	11,066,704
Ser. 2012-2, Class A2	Aaa	0.640	05/15/15	11,500	11,522,678
Chase Issuance Trust, Ser. 2007-A3, Class A3	Aaa	5.230	04/15/19	22,846	26,974,798
Ser. 2007-A8, Class A(a)	Aaa	0.234	03/15/17	4,250	4,241,470
Ser. 2008-A6, Class A6(a)	Aaa	1.414	05/15/15	2,294	2,308,977
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100	11/20/17	21,150	24,007,513
Ser. 2006-A3, Class A3	Aaa	5.300	03/15/18	12,000	13,848,384
Ser. 2006-C1, Class C1(a)	Baa2	0.611	02/20/15	19,100	19,098,185
Ser. 2007-A8, Class A8	Aaa	5.650	09/20/19	6,030	7,339,589
Ser. 2008-A6, Class A6(a)	Aaa	1.411	05/22/17	2,800	2,879,526
Discover Card Master Trust, Ser. 2007-A2, Class A2(a)	Aaa	0.729	06/15/15	3,650	3,651,427
Ser. 2010-A1, Class A1(a)	Aaa	0.864	09/15/15	21,160	21,202,024
Ser. 2010-A2, Class A2(a)	AAA(b)	0.794	03/15/18	25,225	25,557,011
Ser. 2011-A3, Class A(a)	Aaa	0.424	03/15/17	2,000	2,004,388
Ser. 2012-A1, Class A1	Aaa	0.810	08/15/17	13,000	13,103,363
Ser. 2012-A3, Class A3	Aaa	0.860	11/15/17	1,500	1,512,900
Ser. 2012-A5, Class A5(a)	Aaa	0.414	01/16/18	14,000	14,042,420
Discover Card Master Trust I, Ser. 2006-2, Class A3(a)	Aaa	0.294	01/19/16	6,412	6,414,751
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740	09/15/13	2,432	2,433,657
Ser. 2012-A, Class A2	Aaa	0.630	04/15/14	5,931	5,936,803
Ford Credit Auto Owner Trust, Ser. 2009-E, Class A3	Aaa	1.510	01/15/14	66	65,702
Ser. 2011-B, Class A2	AAA(b)	0.680	01/15/14	649	649,483
Ser. 2012-A, Class A3	Aaa	0.840	08/15/16	15,000	15,103,980
Ser. 2012-B, Class A3	AAA(b)	0.720	12/15/16	6,200	6,227,416

GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(a)	Aa1	0.584	11/15/31	5,820	5,430,452
Ser. 2004-2A, Class A, 144A(a)	Aa1	0.434	12/15/32	5,693	5,300,768
Ser. 2006-2A, Class A, 144A(a)	Aa3	0.394	11/15/34	8,638	7,462,589
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class A(a)	Aaa	0.514	06/15/18	50,000	50,191,750
Harley-Davidson Motorcycle Trust, Ser. 2011-2, Class A2	Aaa	0.710	05/15/15	4,286	4,291,118

Honda Auto Receivables Owner Trust, Ser. 2010-1, Class A3	Aaa	1.250	10/21/13	146	145,861
Ser. 2010-2, Class A3	Aaa	1.340	03/18/14	292	292,848
Ser. 2012-1, Class A3	Aaa	0.770	01/15/16	7,700	7,750,550
Hyundai Auto Lease Securitization Trust, Ser. 2011-A, Ser. 2012-A, Class A2, 144A	Aaa	0.680	01/15/15	17,400	17,434,330
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500	10/15/14	624	625,480
Ser. 2011-B, Class A2	Aaa	0.590	03/15/14	3,592	3,593,524
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(a)	Aaa	0.274	06/15/15	1,000	1,000,084
Mercedes-Benz Auto Lease Trust, Ser. 2011-B, Class A2, 144A	Aaa	0.900	01/15/14	17,131	17,152,302
Ser. 2012-A, Class A2	AAA(b)	0.660	04/15/14	13,000	13,016,250
Nissan Auto Lease Trust, Ser. 2011-A, Class A2B(a)	Aaa	0.394	01/15/14	3,995	3,997,751
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa	0.650	12/16/13	1,689	1,689,982
Ser. 2011-B, Class A3	Aaa	0.950	02/16/16	14,500	14,637,358
Ser. 2012-A, Class A3	Aaa	0.730	05/16/16	2,500	2,513,457
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	B2	0.364	11/15/18	527	523,513
Tal Advantage LLC, Ser. 2006-1A, 144A(a)	Baa2	0.401	04/20/21	3,500	3,434,911
Toyota Auto Receivables Owner Trust, Ser. 2012-A, Class A2	Aaa	0.570	10/15/14	22,000	22,024,640
Volkswagen Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	1.000	02/20/14	8,860	8,893,324
Volkswagen Auto Loan Enhanced Trust, Ser. 2011-1, Class A2	AAA(b)	0.670	12/20/13	620	620,539
Ser. 2012-1, Class A3	AAA(b)	0.850	08/22/16	30,000	30,189,330
World Omni Auto Receivables Trust, Ser. 2011-B, Class A2	Aaa	0.650	08/15/14	4,766	4,771,173
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810	10/15/13	1,793	1,794,748
Ser. 2012-A, Class A2	Aaa	0.710	01/15/15	5,000	5,009,590

					617,914,032

Residential Mortgage-Backed Securities — 16.7%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aa1	0.561	01/25/35	2,363	2,281,355
Ace Securities Corp., Ser. 2003-HE1, Class M2(a)	Ca	2.761	11/25/33	165	111,644
Ser. 2003-OP1, Class M1(a)	Ba3	1.261	12/26/33	3,706	3,361,325
Ser. 2004-FM1, Class M1(a)	B2	1.111	09/25/33	729	627,189
Ser. 2004-OP1, Class M1(a)	Ba3	0.991	04/25/34	6,249	5,526,009
Ser. 2005-HE2, Class M2(a)	Aa2	0.661	04/25/35	507	504,629
Aegis Asset-Backed Securities Trust, Ser. 2004-2, Class A1(a)	Aaa	0.511	06/25/34	263	257,673
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)	B1	1.561	02/25/33	10,698	9,770,512
Ser. 2003-8, Class M1(a)	B3	1.261	10/25/33	4,968	3,740,506
Ser. 2003-9, Class AV2(a)	A2	0.551	09/25/33	544	494,138
Ser. 2003-11, Class AV2(a)	Baa2	0.951	12/25/33	647	589,331
Ser. 2003-11, Class M1(a)	B1	1.246	12/25/33	624	468,108
Ser. 2003-12, Class M1(a)	B1	1.336	01/25/34	1,133	1,036,477
Ser. 2004-R3, Class A4(a)	Aaa	0.661	05/25/34	392	374,586
Ser. 2004-R5, Class M1(a)	Caa1	1.081	07/25/34	1,152	957,084
Ser. 2004-R6, Class A1(a)	A1	0.631	07/25/34	4,113	3,583,440
Ser. 2004-R8, Class M1(a)	A2	1.171	09/25/34	15,240	13,503,692
Ser. 2005-R3, Class A1B(a)	Aaa	0.471	05/25/35	1,514	1,437,260
Ser. 2005-R9, Class AF4(c)	Aaa	4.946	11/25/35	1,500	1,512,001
Ser. 2005-R9, Class AF5(c)	Aa3	4.946	11/25/35	1,808	1,552,490
Ser. 2005-R11, Class A2D(a)	A3	0.541	01/25/36	330	299,689
Amortizing Residential Collateral Trust, Ser. 2002-BC5, Class M2(a)	B2	2.011	07/25/32	103	48,258
Argent Securities, Inc., Ser. 2003-W2, Class M4(a)	B2	3.507	09/25/33	1,000	691,361
Ser. 2003-W3, Class M2(a)	B2	2.911	09/25/33	12,586	9,492,029
Ser. 2003-W4, Class M1(a)	A3	1.411	10/25/33	5,532	4,848,522
Ser. 2003-W5, Class M1(a)	Baa1	1.261	10/25/33	142	132,540
Ser. 2003-W7, Class A2(a)	Aaa	0.991	03/25/34	266	227,802
Ser. 2004-W5, Class M1(a)	Ba2	0.811	04/25/34	602	523,192

Ser. 2004-W6, Class AV2(a)	Aa2	0.661	05/25/34	488	438,146
Ser. 2004-W6, Class M1(a)	Baa1	0.761	05/25/34	1,702	1,426,821
Ser. 2004-W7, Class M1(a)	A2	0.761	05/25/34	18,431	15,163,978
Ser. 2004-W8, Class A2(a)	A2	1.171	05/25/34	247	222,865
Asset-Backed Funding Certificates, Ser. 2003-AHL1, Class A1(c)	A1	4.184	03/25/33	694	683,693
Ser. 2003-OPT1, Class A3(a)	Baa1	0.891	04/25/33	1,140	984,600
Ser. 2004-HE1, Class M1(a)	Caa2	1.111	03/25/34	1,650	1,294,462
Ser. 2004-OPT5, Class A4(a)	BBB+(b)	1.461	06/25/34	9,526	8,191,845
Ser. 2006-OPT1, Class A3D(a)	Ca	0.451	09/25/36	6,000	2,858,058
Asset-Backed Securities Corp., Ser. 2003-HE5, Class M2(a)	C	3.064	09/15/33	490	274,202
Ser. 2003-HE6, Class A2(a)	Aaa	0.891	11/25/33	193	162,545
Ser. 2004-HE1, Class M1(a)	Ba1	1.264	01/15/34	2,027	1,806,417
Ser. 2004-HE2, Class M1(a)	Ba3	1.036	04/25/34	410	356,746
Ser. 2004-HE3, Class M1(a)	Ba1	1.021	06/25/34	476	412,521
Ser. 2005-HE6, Class M1(a)	Aa1	0.701	07/25/35	774	770,323
Bear Stearns Asset-Backed Securities Trust, Ser. 2003-3, Class M1(a)	B1	1.031	06/25/43	1,185	768,582
Ser. 2004-1, Class M1(a)	AA(b)	0.861	06/25/34	4,030	3,405,140
Ser. 2004-HE2, Class M1(a)	Ba1	1.111	03/25/34	7,087	5,926,932
Ser. 2004-HE7, Class M1(a)	Baa2	1.111	08/25/34	4,738	4,111,410
Ser. 2004-HE10, Class M1(a)	Baa1	1.186	12/25/34	1,216	1,021,543
Ser. 2007-FS1, Class 1A3(a)	Ca	0.381	05/25/35	19,000	7,100,224
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	B3	1.261	11/25/33	6,124	5,163,067
Ser. 2003-HE4, Class M1(a)	Baa1	1.186	03/25/34	2,168	1,860,045
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(a)	A1	0.711	05/25/32	404	378,980
Ser. 2003-1, Class 2A2(a)	A1	0.871	11/25/32	786	685,778
Ser. 2003-2, Class 2A2(a)	Aa2	0.771	02/25/33	557	505,215
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3(c)	C	6.490	06/25/37	5,560	662,596
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aa2	0.571	10/25/34	1,026	1,020,820
Ser. 2005-HE3, Class M1(a)	Ba1	0.671	09/25/35	2,000	1,835,706
Conseco Finance, Ser. 2001-C, Class M1(a)	A1	0.914	08/15/33	764	666,139
Countrywide Asset-Backed Certificates, Ser. 2002-3, Class M1(a)	Ba3	1.336	03/25/32	254	207,362
Ser. 2003-2, Class 3A(a)	B1	0.711	08/26/33	978	767,983
Ser. 2003-3, Class M1(a)	Caa3	1.261	08/25/33	1,918	1,072,925
Ser. 2003-BC4, Class M1(a)	Ba3	1.261	07/25/33	412	358,005
Ser. 2004-1, Class M1(a)	Ba1	0.961	03/25/34	1,570	1,414,424
Ser. 2004-2, Class M1(a)	Caa1	0.961	05/25/34	2,929	2,183,449
Ser. 2004-ECC1, Class M1(a)	Ba1	1.156	11/25/34	4,522	3,961,653
Ser. 2005-2, Class M1(a)	Aa2	0.631	08/25/35	1,485	1,458,584
Ser. 2005-14, Class M1(a)	C	0.661	04/25/36	1,750	974,970
Ser. 2005-15, Class 1AF4(a)	Caa3	5.335	04/25/36	1,900	1,408,557
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Ba3	0.831	01/25/32	1,863	1,553,885
Ser. 2001-HE25, Class M1(a)	Ba3	1.811	03/25/32	616	523,933
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB5, Class M1(a)	B2	1.231	11/25/33	1,578	1,395,702
Ser. 2004-CB3, Class M1(a)	Ba1	0.991	03/25/34	763	628,017
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Ba1	3.061	12/27/32	155	87,246
Ser. 2004-2, Class M1(a)	Baa1	0.761	10/25/34	1,909	1,475,150
Equity One ABS, Inc., Ser. 2003-1, Class M1	B2	4.860	07/25/33	145	132,052
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Ba1	1.081	11/25/34	11,482	9,319,231
First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2004-FF5, Class A1(a)	AAA(b)	0.931	08/25/34	552	454,775
Ser. 2005-FFH4, Class M4(a)IO	C	0.861	12/25/35	3,500	94,542
First NLC Trust, Ser. 2005-2, Class M1(a)	B1	0.691	09/25/35	2,500	1,864,960
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Ba1	1.261	12/26/33	845	725,385
Ser. 2004-1, Class M1(a)	A3	0.886	02/25/34	2,015	1,637,492

Ser. 2004-2, Class M1(a)	A3	1.066	07/25/34	853	709,008
Ser. 2004-2, Class M2(a)	B1	1.141	07/25/34	2,142	1,890,463
Ser. 2004-B, Class M1(a)	Ba1	1.081	05/25/34	5,754	4,528,496
Ser. 2004-C, Class M1(a)	B1	1.186	08/25/34	8,996	6,813,136
GE-WMC Mortgage Securities LLC, Ser. 2005-1, Class A2C(a)	Ba1	0.571	10/25/35	2,081	1,891,972
GSAMP Trust, Ser. 2003-FM1, Class M2(a)	Ca	2.986	03/20/33	152	58,955
Ser. 2004-FM1, Class M1(a)	Ba3	1.186	11/25/33	10,654	9,134,223
Ser. 2004-FM1, Class M2(a)	Ca	2.311	11/25/33	223	164,140
Ser. 2004-NC1, Class M1(a)	B3	1.036	03/25/34	4,282	3,631,992
Ser. 2006-HE6, Class A3(a)	Ca	0.361	08/25/36	20,148	10,433,420
Home Equity Asset Trust, Ser. 2002-3, Class M1(a)	B3	1.561	02/25/33	1,203	925,689
Ser. 2002-4, Class M1(a)	B3	1.711	03/25/33	1,144	931,380
Ser. 2003-2, Class M1(a)	B1	1.531	08/25/33	2,083	1,779,743
Ser. 2003-3, Class M1(a)	Ba3	1.501	08/25/33	2,546	2,194,960
Ser. 2003-4, Class M1(a)	Ba3	1.411	10/25/33	11,162	9,785,029
Ser. 2003-8, Class M1(a)	Ba1	1.291	04/25/34	1,002	862,798
Ser. 2004-1, Class M1(a)	B2	1.156	06/25/34	17,142	14,305,198
Ser. 2004-2, Class M1(a)	Ba3	1.006	07/25/34	4,355	3,337,558
Ser. 2004-3, Class M1(a)	Ba1	1.066	08/25/34	2,754	2,370,118
Ser. 2005-3, Class M2(a)	A1	0.871	08/25/35	1,327	1,287,786
Ser. 2005-5, Class M1(a)	A1	0.691	11/25/35	2,625	2,515,186
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(a)	Aaa	0.471	01/20/35	198	190,663
Ser. 2006-1, Class M1(a)	Aa1	0.491	01/20/36	11,661	10,857,728
Ser. 2006-1, Class M2(a)	Aa1	0.511	01/20/36	1,035	923,949
Ser. 2006-2, Class M1(a)	Aa1	0.481	03/20/36	4,843	4,479,240
Ser. 2006-2, Class M2(a)	Aa1	0.501	03/20/36	6,892	6,239,609
Ser. 2006-3, Class A4(a)	Aaa	0.451	03/20/36	7,997	7,306,443
Ser. 2007-1, Class AS(a)	Aaa	0.411	03/20/36	693	664,858
Ser. 2007-1, Class M1(a)	A1	0.591	03/20/36	430	347,038
Ser. 2007-2, Class A4(a)	A1	0.511	07/20/36	400	357,037
Ser. 2007-2, Class M2(a)	Ba2	0.581	07/20/36	1,000	731,211
Ser. 2007-3, Class A4(a)	Aa2	1.711	11/20/36	5,360	4,670,356
Ser. 2007-3, Class M2(a)	Ba1	2.711	11/20/36	3,500	2,707,134
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	B2	0.461	03/25/36	1,400	855,084
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	B3	1.336	07/25/33	2,324	1,974,997
Ser. 2003-4, Class M1(a)	B2	1.231	08/25/33	4,192	3,772,682
Ser. 2004-1, Class M1(a)	A3	0.961	02/25/34	29,430	24,965,116
Ser. 2004-1, Class M2(a)	Ba2	1.036	02/25/34	4,236	3,960,713
Ser. 2004-2, Class M1(a)	B1	0.741	06/25/34	12,051	10,304,925
Ser. 2004-3, Class M1(a)	Ba1	1.066	07/25/34	11,630	10,137,720
Mastr Asset-Backed Securities Trust, Ser. 2004-OPT2, Class A1(a)	Aa2	0.561	09/25/34	806	715,224
Ser. 2004-OPT2, Class A2(a)	Aa1	0.561	09/25/34	170	152,450
Ser. 2004-WMC3, Class M1(a)	A1	1.036	10/25/34	2,056	1,677,544
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)	Ba1	3.061	02/25/34	299	269,081
Ser. 2004-HE2, Class A1A(a)	AAA(b)	0.611	08/25/35	51	42,180
Ser. 2004-HE2, Class M1(a)	A-(b)	1.011	08/25/35	1,715	1,367,766
Ser. 2004-WMC1, Class M2(a)	B3	1.861	10/25/34	2,903	2,311,009
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Caa1	1.711	11/25/32	963	772,947
Ser. 2003-HE1, Class M1(a)	Ba2	1.411	05/25/33	3,976	3,496,985
Ser. 2003-NC5, Class M1(a)	B3	1.486	04/25/33	6,751	5,784,505
Ser. 2003-NC5, Class M3(a)	C	3.661	04/25/33	225	99,330
Ser. 2003-NC8, Class M1(a)	Caa1	1.261	09/25/33	2,688	2,277,585
Ser. 2003-NC8, Class M2(a)	C	2.836	09/25/33	295	181,857
Ser. 2003-NC10, Class M1(a)	B2	1.231	10/25/33	620	540,251
Ser. 2004-HE1, Class A4(a)	AAA(b)	0.951	01/25/34	1,253	1,159,186
Ser. 2004-HE5, Class M1(a)	B3	1.156	06/25/34	1,784	1,527,183
Ser. 2004-HE7, Class M1(a)	A2	1.111	08/25/34	3,607	2,982,048
Ser. 2004-HE8, Class A4(a)	Aaa	0.591	09/25/34	469	383,501
Ser. 2004-HE8, Class M1(a)	Baa1	0.851	09/25/34	19,810	15,815,512
Ser. 2004-NC1, Class M1(a)	Baa2	1.261	12/27/33	2,179	2,009,594
Ser. 2004-NC5, Class M1(a)	Caa1	1.111	05/25/34	1,038	886,440
Ser. 2004-WMC2, Class M1(a)	Ba3	1.126	07/25/34	2,520	2,195,473
Ser. 2005-HE4, Class M2(a)	B1	0.681	07/25/35	1,000	689,602

Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	B3	1.336	05/25/32	1,298	1,094,887
Ser. 2002-AM3, Class A3(a)	Aa2	1.191	02/25/33	2,205	1,978,359
Ser. 2002-AM3, Class M2(a)	Ca	3.211	02/25/33	443	318,555
Ser. 2002-NC5, Class M1(a)	B3	1.621	10/25/32	1,125	969,767
Ser. 2002-NC5, Class M2(a)	Ca	2.611	10/25/32	239	113,809
Ser. 2003-NC3, Class M1(a)	B3	1.561	03/25/33	1,181	1,015,999
Ser. 2003-NC3, Class M3(a)	Ca	3.586	03/25/33	350	131,847
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(a)	Baa3	1.336	10/25/33	7,620	6,727,743
Ser. 2003-6, Class M1(a)	B3	1.291	01/25/34	12,071	10,410,087
Ser. 2004-1, Class M1(a)	B3	1.096	05/25/34	8,259	7,111,485
Ser. 2004-2, Class A4(a)	Aaa	0.761	08/25/34	2,714	2,562,617
Ser. 2004-3, Class M1(a)	Baa2	1.141	11/25/34	12,150	9,179,200
Ser. 2004-4, Class M1(a)	Ba1	0.976	02/25/35	17,258	14,182,140
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(a)	Caa3	1.336	11/25/32	253	191,955
Ser. 2003-2, Class A2(a)	Baa3	0.811	04/25/33	1,950	1,716,149
Ser. 2003-5, Class A2(a)	Baa3	0.851	08/25/33	790	677,258
Ser. 2003-6, Class A2(a)	A1	0.871	11/25/33	2,268	1,941,493
Ser. 2004-1, Class M1(a)	B3	1.111	01/25/34	2,440	2,123,978
Ser. 2004-2, Class M1(a)	B2	1.006	05/25/34	6,000	5,006,706
Ser. 2005-3, Class M1(a)	A3	0.681	08/25/35	2,460	2,072,427
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(a)	A1	0.891	09/25/34	1,500	1,470,673
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1(c)	Ba1	5.181	09/25/34	1,705	1,244,168
Ser. 2005-5, Class AF4(c)	Caa2	5.297	11/25/35	2,250	1,420,839
Ser. 2005-B, Class M1(a)	Aa3	0.691	08/25/35	2,363	2,327,552
Ser. 2006-B, Class A3(a)	Ba3	0.491	05/25/36	2,390	1,982,912
Quest Trust, Ser. 2006-X1, Class A2, 144A(a)	Ca	0.401	03/25/36	7,228	2,752,137
Ser. 2006-X2, Class A2, 144A(a)	Ca	0.501	08/25/36	6,000	2,408,934
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aa3	1.071	06/25/33	533	416,892
Ser. 2004-1, Class M2(a)	Caa3	1.461	05/25/34	408	193,838
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4	Baa1	5.335	03/25/34	793	781,709
Ser. 2004-RS8, Class AI5(c)	Ba1	5.980	08/25/34	15,000	14,781,705
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5(c)	A2	5.550	01/25/34	4,600	4,535,904
Ser. 2004-KS1, Class AI5(c)	Baa3	5.221	02/25/34	4,000	3,873,532
Ser. 2004-KS3, Class AI5(c)	Ba1	4.770	04/25/34	7,750	7,267,803
Ser. 2004-KS5, Class AI5(c)	Caa1	5.600	06/25/34	10,308	10,019,077
Ser. 2005-EMX5, Class A3(a)	C	0.541	12/25/35	3,032	928,414
Ser. 2005-KS3, Class M3(a)	Baa2	0.641	04/25/35	4,098	4,004,335
Ser. 2006-KS1, Class A4(a)	Ba2	0.511	02/25/36	470	385,536
Ser. 2007-KS1, Class A4(a)	C	0.431	01/25/37	7,316	2,647,551
Ser. 2007-KS2, Class AI4(a)	C	0.431	02/25/37	7,500	2,748,668
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA-(b)	1.306	03/25/32	5,305	4,592,888
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Caa3	1.006	03/25/31	747	450,145
Ser. 2001-3, Class M1(a)	Caa1	1.381	07/25/31	417	324,342
Ser. 2003-2, Class AF5(c)	Baa1	5.022	08/25/32	2,609	2,485,244
Ser. 2003-3, Class M2(a)	Caa3	2.611	12/26/33	171	110,682
Ser. 2004-1, Class M1(a)	B1	1.006	03/25/35	1,312	1,121,816
Ser. 2004-2, Class AF3	A2	5.208	08/25/35	5,210	5,278,897
Ser. 2005-3, Class M1(a)	Aa3	0.671	11/25/35	7,309	6,834,405
Securitized Asset-Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	B1	0.991	02/25/34	7,314	6,217,936
Ser. 2006-FR3, Class A3(a)	Ca	0.461	05/25/36	4,994	2,301,644
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(a)	Ba1	1.411	01/25/34	621	559,290
Ser. 2003-BC3, Class M1(a)	Ba2	1.186	08/25/34	8,952	7,704,428
Ser. 2004-BC1, Class M1(a)	A3	0.976	02/25/35	1,736	1,583,568
Ser. 2004-BC4, Class A1B(a)	A3	1.011	10/25/35	832	688,753
Ser. 2006-BC1, Class A2C(a)	Ba1	0.411	12/26/36	803	781,259
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(a)	AAA(b)	0.891	01/25/33	292	263,062

Ser. 2003-BC10, Class A4(a)	AAA(b)	1.211	10/25/33	10,448	8,942,649
Ser. 2004-2, Class A4(a)	AAA(b)	0.916	03/25/34	14,910	12,521,984
Ser. 2004-4, Class A4(a)	AAA(b)	1.011	04/25/34	3,782	3,285,789
Ser. 2004-7, Class A8(a)	AAA(b)	1.411	08/25/34	1,400	1,155,557
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(a)	B(b)	0.411	12/26/35	789	647,299
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aa3	0.511	04/25/34	4,995	4,415,439
Ser. 2004-1, Class 2A1(a)	A2	0.511	04/25/34	5,326	4,728,633
Ser. 2004-2, Class A21B(a)	Aa3	0.631	10/25/34	137	124,553

					606,986,431

TOTAL ASSET-BACKED SECURITIES (cost $1,242,853,218)					1,224,900,463

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(b)	4.877	11/10/42	246	245,890
Ser. 2007-2, Class A2	AAA(b)	5.634	04/10/49	1,739	1,771,307
Ser. 2007-2, Class A2FL, 144A(a)	AAA(b)	0.368	04/10/49	17,279	16,403,789
Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.388	06/10/49	3,639	3,639,137
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	9,000	9,549,882
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.452	03/11/39	4,740	5,374,335
Ser. 2006-PW12, Class A4(a)	Aaa	5.712	09/11/38	1,045	1,199,462
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	20,569	21,140,025
Ser. 2007-T26, Class A2	AAA(b)	5.330	01/12/45	182	182,332
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	7,007	7,227,563
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.334	07/15/44	625	624,561
Ser. 2006-CD2, Class A4(a)	Aaa	5.302	01/15/46	7,205	8,101,583
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.748	06/10/46	8,100	9,272,005
Ser. 2006-CN2A, Class A2FL, 144A(a)	A(b)	0.440	02/05/19	2,192	2,146,412
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832	04/15/37	12,020	12,970,854
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.410	02/15/39	3,580	4,062,917
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(a)	AAA(b)	5.724	05/15/46	1,157	1,153,901
DBRR Trust, Ser. 2012-EZ1, Class A, 144A	Aaa	0.946	09/25/45	18,962	19,023,036
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4	AAA(b)	5.046	07/10/45	625	624,579
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	1,348	1,347,563
Ser. 2006-GG7, Class A3(a)	Aaa	5.867	07/10/38	549	548,814
Ser. 2006-GG7, Class A4(a)	Aaa	5.867	07/10/38	8,000	9,261,896
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	15,463	15,957,000
Ser. 2007-GG11, Class A2	AAA(b)	5.597	12/10/49	1,297	1,325,907
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	762	763,223
Ser. 2006-GG6, Class A4	AA-(b)	5.553	04/10/38	3,510	3,971,691
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	34,714	40,220,335
Ser. 2007-EOP, Class A1, 144A(a)	Aaa	1.103	03/06/20	6,331	6,329,880
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	525	527,216
Ser. 2005-CB13, Class A2FL(a)	Aaa	0.339	01/12/43	2,294	2,287,338
Ser. 2005-CB13, Class A3A1(a)	Aaa	5.290	01/12/43	2,300	2,303,188
Ser. 2005-LDP5, Class A3(a)	Aaa	5.229	12/15/44	4,000	4,133,204
Ser. 2006-CB14, Class A4(a)	Aaa	5.481	12/12/44	10,510	11,832,652
Ser. 2006-CB14, Class ASB(a)	Aaa	5.506	12/12/44	728	772,994
Ser. 2006-LDP8, Class A3FL(a)	Aaa	0.374	05/15/45	24,000	23,451,384
Ser. 2007-CB19, Class A2(a)	Aaa	5.728	02/12/49	442	442,242
Ser. 2007-LD11, Class A2(a)	Aaa	5.798	06/15/49	12,229	12,629,575
Ser. 2007-LD11, Class A2FL(a)	Aaa	0.354	06/15/49	39,029	38,674,535
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	1,270	1,299,983
Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	4,905	5,340,812
Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.344	01/15/49	10,970	10,868,040
Ser. 2011-C5, Class A2	Aaa	3.149	08/15/46	10,000	10,767,990

LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(a)	Aaa	5.840	07/15/44	151	151,016
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(b)	5.103	11/15/30	459	460,370
Ser. 2006-C1, Class A2	AAA(b)	5.084	02/15/31	1,552	1,552,850
Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	63	63,469
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	158	157,713
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	346	346,152
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(b)	5.685	05/12/39	15,000	17,225,685
Ser. 2006-C2, Class A4	Aaa	5.742	08/12/43	15,000	17,258,820
Ser. 2007-C1, Class A2FL, 144A(a)	A(b)	0.524	06/12/50	2,032	2,014,740
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A4(a)	AAA(b)	5.482	02/12/39	5,000	5,667,395
Ser. 2006-2, Class A2(a)	Aaa	5.878	06/12/46	4,466	4,508,762
Ser. 2006-4, Class A2FL(a)	Aaa	0.334	12/12/49	10,140	10,076,341
Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.314	08/12/48	4,508	4,502,338
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	889	913,917
Ser. 2007-6, Class A2FL, 144A(a)	Aaa	0.354	03/12/51	24,343	24,183,240
Ser. 2007-8, Class ASB(a)	AAA(b)	5.882	08/12/49	1,655	1,777,823
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.374	04/15/49	21,003	20,760,556
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(a)	Aaa	5.077	10/15/35	575	594,278
Ser. 2004-C10, Class A4	Aaa	4.748	02/15/41	8,508	8,872,564
Ser. 2006-C23, Class A4	Aaa	5.418	01/15/45	13,300	14,864,522
Ser. 2006-C23, Class A5(a)	Aaa	5.416	01/15/45	9,500	10,783,403
Ser. 2006-C25, Class A4(a)	Aaa	5.737	05/15/43	6,045	6,942,628
Ser. 2006-C25, Class A5(a)	Aaa	5.737	05/15/43	10,700	12,396,581
Ser. 2006-C27, Class A3	Aaa	5.765	07/15/45	4,535	5,227,567
Ser. 2006-C29, Class A2	Aaa	5.275	11/15/48	571	574,051
Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	21,525	22,470,787
Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.304	09/15/21	9,383	9,115,241
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	742	758,288
Ser. 2007-C33, Class A3(a)	Aaa	5.923	02/15/51	1,390	1,464,073

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $511,028,500)					535,456,202

CORPORATE BONDS — 39.0%
Automotive — 2.3%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625	09/20/13	15,000	15,139,275
Daimler Finance North America LLC, Gtd. Notes, 144A(a)	A3	0.972	03/28/14	40,000	40,153,960
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	1.150	09/15/15	15,000	15,071,745
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(a)	A3	1.126	03/21/14	15,000	15,075,075

					85,440,055

Banking — 16.2%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	A2	2.083	01/30/14	30,000	30,338,220
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(a)	A2	1.504	06/12/15	35,000	35,682,360
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A(a)	Aa2	1.090	01/10/14	25,000	25,152,300
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	0.719	09/15/14	25,000	24,742,350
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes(a)	Aa3	0.545	10/23/15	15,000	15,022,005
Sr. Unsec’d. Notes	Aa3	0.700	10/23/15	30,000	30,008,580
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.250	08/07/15	30,000	30,776,940
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aa2	1.850	01/10/14	30,000	30,438,600
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	1.439	02/07/14	25,000	25,093,750

HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	Aa3	1.130	01/17/14	30,000	30,152,040
ING Bank NV (Netherlands), Sr. Notes, 144A(a)	A2	1.645	10/18/13	25,000	25,166,075
Sr. Notes, 144A	A2	2.000	10/18/13	10,000	10,080,330
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(a)	A2	0.985	10/15/15	25,000	24,993,150
Sr. Unsec’d. Notes, MTN(a)	A2	1.116	01/24/14	25,000	25,157,450
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	1.916	01/24/14	35,000	35,230,475
National City Bank, Sr. Unsec’d. Notes(a)	A2	0.518	03/01/13	20,000	20,011,900
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.750	10/04/13	25,000	25,299,250
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550	09/18/15	25,000	25,627,800
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(a)	Aaa	0.494	07/26/13	25,000	25,041,725
UBS AG (Switzerland), Sr. Unsec’d. Notes(a)	A2	1.313	01/28/14	30,000	30,071,520
Wells Fargo & Co., Sr. Notes(a)	A2	1.287	06/26/15	10,000	10,111,930
Sr. Notes	A2	1.500	07/01/15	30,000	30,494,970
Westpac Banking Corp. (Austria), Sr. Unsec’d. Notes, 144A, MTN(a)	Aa2	0.627	11/26/12	25,000	24,998,242

					589,691,962

Brokerage — 1.1%
BlackRock, Inc., Sr. Unsec’d. Notes(a)	A1	0.731	05/24/13	20,000	20,046,940
Sr. Unsec’d. Notes	A1	1.375	06/01/15	7,200	7,334,784
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	NR	3.000	05/25/10	50,000	11,062,500

					38,444,224

Capital Goods — 2.4%
Caterpillar Financial Services Corp., Notes,	A2	1.550	12/20/13	10,000	10,124,980
Sr. Unsec’d. Notes, MTN	A2	1.375	05/20/14	25,000	25,399,450
Danaher Corp., Sr. Unsec’d. Notes(a)	A2	0.626	06/21/13	10,000	10,021,750
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A2	0.754	10/04/13	20,000	20,079,860
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	0.918	06/01/15	20,000	20,248,060

					85,874,100

Chemicals — 1.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(a)(e)	A2	0.789	03/25/14	40,000	40,215,960

Consumer — 1.7%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.000	03/01/13	15,000	15,223,605
eBay, Inc., Sr. Unsec’d. Notes(e)	A2	0.875	10/15/13	12,000	12,034,416
VF Corp., Sr. Unsec’d. Notes(a)	A3	1.184	08/23/13	20,000	20,117,840
Western Union Co. (The), Sr. Unsec’d. Notes(a)	A3	0.990	03/07/13	13,725	13,754,701

					61,130,562

Electric — 0.8%
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.118%	06/03/13	8,000	8,019,160
National Rural Utilities Cooperative Finance Corp.	A1	1.125	11/01/13	10,000	10,073,950
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200	06/01/15	10,000	10,053,210

					28,146,320

Energy - Other — 0.7%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.450	12/13/13	25,000	25,293,425

Foods — 1.4%
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500	03/15/13	6,000	6,087,960
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875	10/25/13	20,000	20,085,980
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	1.850	01/15/15	23,000	23,572,378

					49,746,318

Healthcare & Pharmaceutical — 1.8%
Quest Diagnostics, Inc., Gtd. Notes(a)	Baa2	1.223	03/24/14	20,000	20,137,780
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(a)(e)	A2	0.672	03/28/14	30,000	30,149,850
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes(a)	A3	1.339	11/08/13	17,000	17,131,937

					67,419,567

Insurance — 2.1%
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A(a)	Aa2	0.864	09/27/13	35,000	35,161,945
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(a)	Aa3	1.100	01/10/14	30,000	30,172,260
Principal Life Global Funding II, Gtd. Notes, 144A(a)	Aa3	0.976	07/09/14	9,800	9,798,520

					75,132,725

Metals — 1.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	A1	0.704	02/18/14	30,000	30,106,890
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800	10/23/15	30,000	30,060,420

					60,167,310

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)(e)	A1	1.201	01/07/14	30,000	30,234,150

Retailers — 0.3%
Walgreen Co., Sr. Unsec’d. Notes(a)	Baa1	0.899	03/13/14	10,000	10,027,900

Technology — 2.5%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	5,000	5,048,815
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A3	0.823	05/30/14	8,250	8,158,895
Sr. Unsec’d. Notes	A2	1.550	05/30/14	10,000	9,994,560
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	0.550	02/06/15	30,000	30,073,860
Texas Instruments, Inc., Sr. Unsec’d. Notes(a)	A1	0.615	05/15/13	37,000	37,065,305

					90,341,435

Telecommunications — 1.7%
BellSouth Corp., Gtd. Notes, 144A(a)	A-2	4.020	04/26/13	35,000	35,550,830
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	0.972	03/28/14	25,000	25,194,925

					60,745,755

Tobacco — 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa1	1.400%	06/05/15	20,000	20,213,720

TOTAL CORPORATE BONDS (cost $1,443,974,000)					1,418,265,488

MUNICIPAL BOND — 0.5%
University of California Rev., Fltg. Rate Nts., Taxable, Ser. Y-1(a) (cost $17,225,000)	Aa1	0.792	07/01/41	17,225	17,258,589

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Bank(e)		0.125	01/17/13	600	599,955
Federal National Mortgage Association(a)		0.231	11/23/12	10,000	10,000,732

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,599,718)					10,600,687

TOTAL LONG-TERM INVESTMENTS (cost $3,225,680,436)					3,206,481,429

				Shares
SHORT-TERM INVESTMENTS — 12.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $41,695,321)(g)				41,695,321	41,695,321

				Principal Amount (000)
Commercial Paper(f) — 6.9%
AGL Capital Corp., 144A	P-2	0.450	11/14/12	15,500	15,497,287
AGL Capital Corp., 144A	P-2	0.450	11/28/12	12,935	12,930,473
British Telecommunications PLC	P-2	1.522	06/03/13	30,000	29,841,000
Centrica PLC, 144A	P-2	0.611	11/30/12	7,500	7,497,381
DCP Midstream LLC, 144A	P-2	0.430	11/05/12	250	249,985
DCP Midstream LLC, 144A	P-2	0.470	11/02/12	20,000	19,999,478
DCP Midstream LLC, 144A	P-2	0.520	12/18/12	25,000	24,987,607
Kinder Morgan Energy partners L.P., 144A	P-2	0.450	11/01/12	20,000	19,999,750
Marathon Oil Corp., 144A	P-2	0.450	11/01/12	10,000	9,999,875
Marathon Oil Corp., 144A	P-2	0.450	11/02/12	10,000	9,999,750
Northeast Utilities, 144A	P-2	0.430	11/05/12	25,000	24,998,507
Talisman Energy, Inc., 144A	P-2	0.480	11/06/12	10,000	9,999,200
Talisman Energy, Inc., 144A	P-2	0.480	11/13/12	10,000	9,998,267
TransCanada Pipeline USA, 144A	P-2	0.520	12/14/12	23,000	22,985,382
Volvo Treasury North America L.P., 144A	P-2	0.530	11/26/12	21,000	20,991,960
Xstrata Finance (Canada) Ltd., 144A	P-2	0.500	11/09/12	10,000	9,998,750

TOTAL COMMERCIAL PAPER (cost $249,862,973)					249,974,652

Loan Participations — 4.1%
Camden Property Trust		0.500	11/01/12	50,000	50,000,000
Liberty Property Trust(h)		0.550	11/15/12	50,000	50,000,000
Simon Property Group(h)		0.500	11/16/12	50,000	50,000,000

TOTAL LOAN PARTICIPATIONS (cost $150,000,000)					150,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.(e)(f)		0.175	12/24/12	800	799,917
Federal Home Loan Mortgage Corp.(e)(f)		0.165	04/01/13	5,385	5,382,065

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,181,293)					6,181,982

TOTAL SHORT-TERM INVESTMENTS (cost $447,739,587)					447,851,955

TOTAL INVESTMENTS — 100.5% (cost $3,673,420,023)					3,654,333,384
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (0.5)%					(17,336,788)

NET ASSETS — 100.0%					$3,636,996,595

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

IO—Interest Only

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of October 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard and Poor’s ratings.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012.
(b)	Standard & Poor’s Rating.

(c)	Represents zero coupon bond or step coupon bond. Rate shown reflects the effective yield/current coupon at October 31, 2012.
(d)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(h)	Indicates a security that has been deemed illiquid.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at October 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(b)	Counterparty
Over - the - counter swap agreements:
$9,200	10/03/13	3.991%	3 month LIBOR(a)	$(336,215)	$—	$(336,215)	Royal Bank of Scotland PLC
50,000	01/06/14	1.285	3 month LIBOR(a)	(750,871)	—	(750,871)	UBS AG
20,000	03/03/14	2.158	3 month LIBOR(a)	(539,934)	—	(539,934)	Barclays Bank PLC
50,000	12/15/14	2.606	3 month LIBOR(a)	(2,933,680)	1,565	(2,935,245)	Barclays Bank PLC
50,000	01/23/15	0.698	3 month LIBOR(a)	(431,208)	—	(431,208)	Bank of Nova Scotia
40,000	02/03/15	0.575	3 month LIBOR(a)	(174,275)	—	(174,275)	Bank of Nova Scotia
25,000	06/22/15	0.640	3 month LIBOR(a)	(177,298)	—	(177,298)	Bank of Nova Scotia
30,000	08/02/15	0.484	3 month LIBOR(a)	(33,914)	—	(33,914)	Bank of Nova Scotia
20,000	12/07/15	0.757	3 month LIBOR(a)	(209,056)	—	(209,056)	Bank of Nova Scotia
25,000	12/15/15	2.938	3 month LIBOR(a)	(2,156,981)	—	(2,156,981)	Morgan Stanley Capital Services, Inc.
25,000	04/13/16	0.925	3 month LIBOR(a)	(337,777)	—	(337,777)	Bank of Nova Scotia
10,000	05/10/16	0.860	3 month LIBOR(a)	(139,645)	—	(139,645)	Bank of Nova Scotia
15,000	05/16/16	0.890	3 month LIBOR(a)	(225,416)	—	(225,416)	Bank of Nova Scotia
5,000	05/22/16	0.909	3 month LIBOR(a)	(78,255)	—	(78,255)	Bank of Nova Scotia
8,400	06/15/17	2.880	3 month LIBOR(a)	(906,877)	—	(906,877)	Barclays Bank PLC
13,000	05/16/18	4.531	3 month LIBOR(a)	(2,803,580)	—	(2,803,580)	Barclays Bank PLC
20,000	02/18/20	4.762	3 month LIBOR(a)	(5,073,094)	—	(5,073,094)	Royal Bank of Scotland PLC
10,000	12/15/20	3.855	3 month LIBOR(a)	(2,024,142)	—	(2,024,142)	Morgan Stanley Capital Services, Inc.

				$(19,332,218)	$1,565	$(19,333,783)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$617,914,032	$—
Residential Mortgage-Backed Securities	—	606,986,431	—
Commercial Mortgage-Backed Securities	—	516,433,166	19,023,036
Corporate Bonds	—	1,418,265,488	—
Municipal Bond	—	17,258,589	—
U.S. Government Agency Obligations	—	16,782,669	—
Affiliated Money Market Mutual Fund	41,695,321	—	—
Commercial Paper	—	249,974,652	—
Loan Participations	—	150,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(19,333,783)	—

Total	$41,695,321	$3,574,281,244	$19,023,036

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. For the Taxable Money Market Fund only, in the event that the NYSE is closed, the portfolio securities and other assets are fair valued when the U.S. Government bond market and U.S. Federal Reserve Banks are open. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Funds’ policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds’ may be delayed or limited.

The Short-Term Bond Fund invests in the Money Market Fund.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 20, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2012

*	Print the name and title of each signing officer under his or her signature.